UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22253

Nuveen Municipal Value Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Value Fund 2 (NUW)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 0.0%
$ 155	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	$ 100,228
	Series 2006A, 5.000%, 6/01/46
	Arizona – 3.4%
4,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El	2/19 at 100.00	BBB	4,537,160
	Paso Electric Company, Refunding Series 2009A, 7.250%, 2/01/40
2,995	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	2,670,102
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
6,995	Total Arizona			7,207,262
	California – 10.2%
11,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AAA	1,560,130
	Capital Appreciation Series 2009B, 0.000%, 8/01/41 – AGC Insured
2,500	California State Public Works Board, Lease Revenue Bonds, Department of General Services	4/19 at 100.00	A2	2,632,975
	Buildings 8 & 9, Series 2009A, 6.250%, 4/01/34
500	California, General Obligation Bonds, Tender Option Bond Trust 3162, 19.453%, 3/01/18 –	No Opt. Call	AAA	600,200
	AGM Insured (IF)
1,800	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	1,645,398
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45
2,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	1,681,350
	Bonds, Series 2007A-1, 5.000%, 6/01/33
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	494,397
	2009A, 6.500%, 11/01/39
	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
9,320	0.000%, 8/01/33 – AGC Insured	No Opt. Call	AAA	2,252,458
10,200	0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AAA	6,487,506
	Poway Unified School District, San Diego County, California, School Facilities Improvement
	District 2007-1 General Obligation Bonds, Series 2009A:
8,000	0.000%, 8/01/32	No Opt. Call	Aa2	2,174,000
8,000	0.000%, 8/01/33	No Opt. Call	Aa2	2,039,840
53,970	Total California			21,568,254
	Colorado – 5.2%
5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%,	11/15 at 100.00	A+	5,229,950
	11/15/25 – SYNCORA GTY Insured
3,605	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/27 –	9/20 at 67.94	A	1,186,730
	NPFG Insured
4,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	No Opt. Call	AAA	4,494,880
	Series 2009, 6.375%, 12/01/37 – AGC Insured
12,605	Total Colorado			10,911,560
	Florida – 8.9%
9,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A2	9,722,395
	5.500%, 10/01/41
	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program,
	Series 2009-B1:
2,500	6.000%, 7/01/38	7/18 at 100.00	Aa2	2,799,525
2,000	5.625%, 7/01/38	7/18 at 100.00	Aa2	2,140,860
4,500	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	4,030,695
	6.450%, 5/01/23
18,500	Total Florida			18,693,475
	Georgia – 0.8%
500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	N/R	519,200
	7.500%, 1/01/31
1,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	CCC+	1,083,890
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,500	Total Georgia			1,603,090
	Illinois – 11.7%
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A,	8/19 at 100.00	AA+	5,485,800
	6.000%, 8/15/39
3,500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A,	5/19 at 100.00	A	3,848,355
	7.125%, 11/15/37
5,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	11/18 at 100.00	A–	5,658,650
	Series 2009A, 7.250%, 11/01/38
3,990	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	3,544,197
	Refunding Series 2007A, 5.250%, 5/01/34
28,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	6,185,760
	Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured
45,490	Total Illinois			24,722,762
	Indiana – 5.3%
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Deaconess Hospital Obligated Group, Series	3/19 at 100.00	A	5,473,000
	2009A, 6.750%, 3/01/39
3,650	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	3,634,634
	Indiana, Series 2007, 5.500%, 3/01/37
2,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2009B,	1/19 at 100.00	A+	2,181,160
	6.000%, 1/01/39
10,650	Total Indiana			11,288,794
	Iowa – 1.0%
3,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	2,151,750
	5.375%, 6/01/38
	Louisiana – 7.4%
5,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3,	6/18 at 100.00	AAA	5,578,000
	6.125%, 6/01/25 – AGC Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
7,000	5.375%, 5/15/43	5/17 at 100.00	Baa1	6,520,640
275	5.500%, 5/15/47	5/17 at 100.00	Baa1	259,427
3,255	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	BBB+	3,145,665
	5.125%, 6/01/37
15,530	Total Louisiana			15,503,732
	Maine – 1.8%
3,335	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College,	7/19 at 100.00	Aa2	3,792,329
	Tender Option Bond Trust 2009-5B, 13.017%, 7/01/39 (IF)
	Massachusetts – 0.6%
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond	8/19 at 100.00	AAA	1,207,390
	Trust 2989, 13.298%, 8/01/38 (IF)
	Michigan – 2.3%
5,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A1	4,922,750
	7/01/35 – NPFG Insured
	Nevada – 4.3%
	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823:
750	19.945%, 1/01/18 (IF)	No Opt. Call	Aa3	957,930
1,250	19.945%, 1/01/36 (IF)	1/20 at 100.00	Aa3	1,596,550
250	Clark County, Nevada, Senior Lien Airport Revenue Bonds, Series 2005A, 5.000%, 7/01/40 –	No Opt. Call	Aa2	250,475
	AMBAC Insured
5,415	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	6,305,443
	8.000%, 6/15/30
7,665	Total Nevada			9,110,398
	New Jersey – 2.8%
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine
	and Dentistry of New Jersey, Series 2009B:
2,135	7.125%, 12/01/23	6/19 at 100.00	Baa1	2,516,162
3,000	7.500%, 12/01/32	6/19 at 100.00	Baa1	3,453,720
5,135	Total New Jersey			5,969,882
	New York – 1.5%
3,000	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	3,191,220
	2007, 5.500%, 10/01/37
	North Carolina – 1.6%
3,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	3,241,680
	1/01/19 – NPFG Insured
	Ohio – 5.7%
5,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/19 at 100.00	AAA	5,407,750
	Series 2009A, 5.750%, 2/15/39 – AGC Insured
5,685	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	4,429,297
	Bonds, Senior Lien, Series 2007A-2, 6.500%, 6/01/47
2,000	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	2,139,920
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
12,685	Total Ohio			11,976,967
	Puerto Rico – 4.9%
4,390	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa1	4,582,106
	6.000%, 7/01/44
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	3,224,340
	2009A, 6.000%, 8/01/42
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bonds	No Opt. Call	Aa2	2,595,600
	Trust 11851, 18.600%, 2/01/16 – BHAC Insured (IF)
9,890	Total Puerto Rico			10,402,046
	Rhode Island – 3.1%
3,000	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/19 at 100.00	A–	3,352,170
	Lifespan Obligated Group Issue, Series 2009A, 7.000%, 5/15/39
3,240	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	3,206,984
	Series 2002A, 6.125%, 6/01/32
6,240	Total Rhode Island			6,559,154
	Texas – 6.2%
13,510	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 27.35	AAA	2,585,003
	Bonds, Series 2008, 0.000%, 8/15/39
5,300	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	5,558,693
	5.750%, 1/01/38
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	Baa2	4,844,200
	Series 2004, 6.000%, 12/01/34
23,810	Total Texas			12,987,896
	Virgin Islands – 0.5%
1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	1,117,850
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.1%
2,000	Washington County Industrial Development Authority , Virginia, Hospital Revenue Bonds,	1/19 at 100.00	BBB+	2,294,080
	Mountain States Health Alliance, Series 2009C, 7.750%, 7/01/38
	Wisconsin – 8.0%
160	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	172,160
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	4/13 at 100.00	BBB+	5,116,350
	Series 2003, 6.400%, 4/15/33
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/19 at 100.00	A+	1,637,235
	Obligated Group, Series 2009, 6.625%, 2/15/39
9,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	10,022,219
	6.000%, 5/01/36
15,660	Total Wisconsin			16,947,964
$ 267,815	Total Investments (cost $179,352,567) – 98.3%			207,472,513
	Other Assets Less Liabilities – 1.7%			3,624,587
	Net Assets – 100%			$ 211,097,100

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$207,472,513	$ —	$207,472,513

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $178,990,654.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$28,481,859
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$28,481,859

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Value Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010